Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-based compensation.
Schedule of total compensation costs recognized

	Six months ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cost of revenue	1	—	—
Research and development	455	116	16
Sales and marketing	58	7	1
General and administrative	1,667	571	80
Total	2,181	694	97